EQUITY (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 26, 2023	May 16, 2022
Class of Stock [Line Items]
Distributions	$ 9,436	$ 36,698	$ 55,258	$ 22,405	$ 184,275
Class A Unit Capital
Class of Stock [Line Items]
Issuance of class A units, net of issuance cost (in shares)	485,977	254,387	20,110,850	8,709,592	14,131,494
Cancellation of class A units (in shares)	61,040	8,234
Units outstanding (in shares)	128,002,717		127,577,780	109,299,332	104,811,539	10,056,193	10,596,720
Class B Unit Capital
Class of Stock [Line Items]
Units exchanged (in shares)	0	0	81,357	30,121	10,055,909
Units redeemed (in shares)	0	0	0	0	2,671,350
Units outstanding (in shares)	215,862,343		215,862,343	215,928,474	215,943,369